Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible assets other than goodwill
Acquisition Cost	$ 89,272	$ 89,272
Accumulated Amortization	(34,761)	(31,988)
Net Book Value	54,511	57,284
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	53,152	53,152
Accumulated Amortization	(12,837)	(11,838)
Net Book Value	40,315	41,314
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(21,924)	(20,150)
Net Book Value	$ 14,196	$ 15,970